Segment information - Schedule of Segment Assets Reconciled to consolidated Total Assets (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Wastewater treatment related [Member]
Segment information - Schedule of Segment Assets Reconciled to consolidated Total Assets (Details) [Line Items]
Consolidated total assets	$ 30,774,798	$ 17,178,975
Digital health and wellness related [Member]
Segment information - Schedule of Segment Assets Reconciled to consolidated Total Assets (Details) [Line Items]
Consolidated total assets	2,750,919	0
Consolidated [Member]
Segment information - Schedule of Segment Assets Reconciled to consolidated Total Assets (Details) [Line Items]
Consolidated total assets	$ 33,525,717	$ 17,178,975